CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.1	₪ 0.1
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	23,129,469	23,126,804
Ordinary shares, shares outstanding	23,129,469	23,126,804